INVESTMENT PROPERTY (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Investment property fair value used as deemed cost	¥ 37,253,000	¥ 37,253,000
As of beginning of the year	0
Impairment losses recognized in profit or loss transferred from property, plant and equipment	0	0	¥ 4,858,000
As of end of the year	0	0
Fair value of investment property	31,800,000
Additions from acquisitions, investment property	0
Accumulated depreciation
Disclosure of detailed information about investment property [line items]
As of beginning of the year	(1,886,000)	(1,886,000)
Depreciation for the year	0
As of end of the year	(1,886,000)	(1,886,000)	(1,886,000)
Impairment [Member]
Disclosure of detailed information about investment property [line items]
As of beginning of the year	(35,367,000)	(35,367,000)
Impairment losses recognized in profit or loss transferred from property, plant and equipment	0
As of end of the year	¥ (35,367,000)	¥ (35,367,000)	¥ (35,367,000)